MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of Revenues and Receivables by Major Customer
The following table sets forth the customers that represent 10% or more of the Company’s total revenues in each of the years presented below:

	Year ended December 31,
	2016	2017	2018

Customer A	49%	46%	45%